Current and long-term debt - Unsecured senior notes due 2019 (Details) - USD ($) $ in Thousands	1 Months Ended
	Apr. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about borrowings [line items]
Debt outstanding		$ 2,552,473	$ 2,910,315
Unsecured Senior Notes Due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued				$ 50,000
Borrowings interest rate				8.25%
Drawdowns	$ 7,500
Borrowings redemption		$ 57,500